Income Tax Expense - Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate [Abstract]
Profit before income tax	$ 430,405	$ 228,954	$ 1,297,633
Tax calculated at tax rate of 20% (2025: 20%)	86,081	45,791	259,527
Income not subject to tax	(29,787)		(27,286)
Expenses not deductible for tax purposes	178,110	90,753	34,759
Utilization of deferred tax assets previously not recognized	(142,816)	(129,959)	(112,077)
Effect of minimum tax rates in Cambodia	147,857	149,467	46,472
Tax concessions and deductions	(21,154)
Over provision in respect of prior year		(114,028)
Different tax rates in foreign jurisdiction	(23,511)	(22,743)	(23,294)
Total	$ 194,780	$ 19,281	$ 178,101